Debt Securities in Issue (Tables)	6 Months Ended
Sep. 30, 2022
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Summary of Debt Securities in Issue
Debt securities in issue at September 30, 2022 and March 31, 2022 consisted of the following:

	At September 30, 2022	At March 31, 2022
	(In millions)
Commercial paper	¥2,588,279	¥2,424,579
Unsubordinated bonds	8,316,555	8,000,837
Subordinated bonds	1,043,418	1,003,021

Total debt securities in issue	¥11,948,252	¥11,428,437